DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DISCONTINUED OPERATIONS
Operating income	$ 240	$ 83	$ 788	$ 476	$ 629	$ 443	$ 41
Income tax (expense) benefit		7	(2)	(1)	5	(10)	80
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(1)	42	(19)
Huntsman Chemical Company Australia Pty Ltd ("HCCA")
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims					2
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Revenues	10	10	28	28	38	52	98
Costs and expenses, net of credits	(11)	7	(37)	(34)	(44)	(85)	(182)
Operating income	(1)	17	(9)	(6)
Income tax (expense) benefit		(7)	2	1	2	28	74
(Loss) income from discontinued operations, net of tax	$ (1)	$ 10	$ (7)	$ (5)	$ (4)	$ (24)	$ (10)